SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Sep. 30, 2024
Accounting Policies [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT USEFUL LIVES
Useful life
Office equipment and furniture	4 to 10 years
Motor vehicles	5 years
Property - office building and office suite	50 years

SCHEDULE OF INTANGIBLE ASSETS

Intangible assets are amortized using the straight-line method with the following estimated useful lives:

Useful life
Computer software and applications	5-10 years
Computer system - AI calculation engine	5-10 years
Trademark	10 years
Technology	10 years
Customer relationship	10 years
Content assets-licensed movies and television series	Over the license period or estimated period of use

SCHEDULE OF FAIR VALUE ON A RECURRING BASIS

The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis as of September 30, 2024 by level within the fair value hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Short-term/long-term deposits	$847,087	$-	$-	$847,087

SCHEDULE OF FAIR VALUE ON NON-FINANCIAL ASSETS ON NON-RECURRING BASIS

The Company measures certain non-financial assets on a non-recurring basis:

	Level 1	Level 2	Level 3	Total
Assets:
Intangible assets acquired from the acquisition of One Eighty Ltd	$-	$-	$23,500,000	$23,500,000
Goodwill arising from the acquisition of One Eighty Ltd	$-	$-	$60,040,024	$60,040,024

SCHEDULE OF CURRENCY EXCHANGE RATE

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	September 30, 2024	September 30, 2023	September 30, 2022
Period-end spot rate	US$1=MYR4.1210	US$1=MYR4.6983	US$1=MYR4.6359
Average rate	US$1=MYR4.6494	US$1=MYR4.5263	US$1=MYR4.3041

SCHEDULE OF DISAGGREGATION OF REVENUE
	For the fiscal years ended September 30,
	2024	2023	2022

Revenue from advertising services	$1,941,510	$5,307,280	$7,174,050
Revenue from cash rebate, payment solution services, and media booking	245,684	84,592	20,137
Revenue from software licensing	2,435,148	5,715,333	-
Revenue from production services	854,328	362,040	-
Revenue from marketing and promotional campaign service	697,566	271,607	-
Total operating revenue	$6,174,236	$11,740,852	$7,194,187